EQUITY - Ordinary shares (Details) - USD ($)			6 Months Ended
	Jun. 18, 2026	Jun. 08, 2026	Jun. 30, 2026	Dec. 31, 2025
EQUITY
Ordinary shares, shares authorized			1,000,000,000	1,000,000,000
Ordinary shares, par value (in dollars per share)			$ 0.0096	$ 0.0096
Ordinary shares, shares issued			31,834,487	1,534,487
Ordinary shares, shares outstanding			31,834,487	1,534,487
Issuance of ordinary shares pursuant to a private placement (in shares)		25,000,000
Issuance of ordinary shares pursuant to a private placement		$ 12,519,413	$ 12,519,413
Shares issued to consultants	5,300,000
Issuance of ordinary shares as share-based compensation	$ 14,681,000		$ 14,681,000
Private placement
EQUITY
Issuance of ordinary shares pursuant to a private placement (in shares)		25,000,000
Issuance of ordinary shares pursuant to a private placement		$ 12,519,413